Consolidated income statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated income statement
Net revenues	$ 2,491,202	$ 2,449,484	$ 1,964,841
Cost of sales	(1,888,944)	(1,752,825)	(1,504,229)
Gross profit	602,258	696,659	460,612
Operating expenses
Selling	(18,743)	(17,616)	(25,519)
General and administrative	(140,860)	(136,878)	(118,694)
Mineral exploration and project development	(126,278)	(92,698)	(46,711)
Other income and expenses, net	18,176	(47,887)	(139,719)
Total operating expenses	(267,705)	(295,079)	(330,643)
Operating income	334,553	401,580	129,969
Net financial results
Financial income	67,509	29,868	24,955
Financial expenses	(121,662)	(106,169)	(70,374)
Foreign exchange (loss) gain, net	(148,501)	(53,880)	124,500
Net financial results	(202,654)	(130,181)	79,081
Results of investees
Share in the results of associates		60	(158)
Income before income tax	131,899	271,459	208,892
Income tax
Current	(71,787)	(125,691)	(75,282)
Deferred	30,864	19,497	(23,101)
Net income for the year	90,976	165,265	110,509
Attributable to NEXA's shareholders	74,860	126,885	93,167
Attributable to non-controlling interests	$ 16,116	$ 38,380	$ 17,342
Average number of outstanding shares	133,313	116,527	80,699
Basic and diluted earnings per share (in dollars per share)	$ 0.56	$ 1.09	$ 1.15